UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08846

Tributary Funds, Inc.

Tributary Capital Management, LLC
1620 Dodge Street
Omaha, Nebraska 68197

Karen Shaw, Treasurer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: October 1, 2015 – December 31, 2015

Item 1.  Schedule of Investments.

QUARTERLY REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2015 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value

Non-U.S. Government Agency Asset-Backed Securities - 40.7%
Asset Backed Securities - 13.7%
$725,000	Ally Auto Receivables Trust, 1.53%, 04/15/19	$723,006
865,000	American Express Credit Account Master Trust, 0.60%, 12/15/21 (a)	862,065
1,035,000	Ascentium Equipment Receivables, LLC, 1.61%, 10/13/20 (b)	1,029,787
1,185,000	BA Credit Card Trust, 1.36%, 09/15/20	1,177,112
720,000	Cabela's Credit Card Master Note Trust, 1.45%, 06/15/20 (b)	718,025
975,000	Cabela's Credit Card Master Note Trust, 2.17%, 08/16/21 (b)	983,119
510,000	Capital One Multi-Asset Execution Trust, 1.48%, 07/15/20	510,062
580,000	Capital One Multi-Asset Execution Trust, 1.60%, 05/17/21	578,114
965,000	Chase Issuance Trust, 1.15%, 01/15/19	964,224
1,124,000	Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	1,200,646
185,460	CNL Commercial Mortgage Loan Trust (insured by AMBAC Assurance Corp.) REMIC, 0.86%, 10/25/30 (a)(b)	160,676
1,105,000	Crown Castle Towers, LLC, 4.17%, 08/15/17 (b)	1,129,837
585,000	Eaton Vance CLO, Ltd., 1.77%, 07/15/26 (a)(b)	579,905
1,165,000	Ford Credit Auto Owner Trust, 1.27%, 12/15/17	1,166,224
205,000	Ford Credit Floorplan Master Owner Trust, 1.37%, 01/15/18	204,990
1,095,000	Ford Credit Floorplan Master Owner Trust, 3.50%, 01/15/19	1,113,263
700,000	Honda Auto Receivables Owner Trust, 1.18%, 05/18/20	696,959
190,000	OneMain Financial Issuance Trust, 2.43%, 06/18/24 (b)	189,338
693,467	Preferred Term Securities XII, Ltd./Preferred Term Securities XII, Inc., 1.23%, 12/24/33 (a)(b)	554,774
663,625	Preferred Term Securities XIV, Ltd./Preferred Term Securities XIV, Inc., 1.01%, 06/24/34 (a)(b)	520,946
663,704	Preferred Term Securities XXIV, Ltd./Preferred Term Securities XXIV, Inc., 0.81%, 03/22/37 (a)(b)	457,956
585,000	Voya CLO, Ltd., 1.77%, 01/18/26 (a)(b)	577,252
		16,098,280
Non-Agency Commercial Mortgage Backed Securities - 10.6%
314,729	7 WTC Depositor LLC Trust REMIC, 4.08%, 03/13/31 (b)	320,517

Principal Amount	Security Description	Value

$335,000	Banc of America Large Loan Trust REMIC, 8.70%, 01/25/42 (a)(b)	$348,030
848,256	Bayview Commercial Asset Trust REMIC, 1.29%, 12/25/33 (a)(b)	817,898
1,164,246	Bear Stearns Commercial Mortgage Securities Trust, 5.69%, 06/11/50 (a)	1,214,224
1,844,339	COMM Mortgage Trust Interest Only REMIC, 1.50%, 03/10/46 (a)	96,819
155,604	DBUBS Mortgage Trust Interest Only REMIC, 1.32%, 08/10/44 (a)(b)	1,294
3,230,233	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Interest Only REMIC, 1.58%, 08/25/16 (a)	16,104
540,000	FREMF Mortgage Trust REMIC, 4.16%, 09/25/44 (a)(b)	553,902
735,000	FREMF Mortgage Trust REMIC, 2.71%, 03/25/45 (a)(b)	733,233
168,244	GS Mortgage Securities Trust REMIC, 3.65%, 03/10/44 (b)	168,093
1,135,000	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 1.58%, 01/15/32 (a)(b)	1,128,981
980,000	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 01/15/46	990,535
560,000	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 07/15/46 (b)	580,986
1,060,000	JPMBB Commercial Mortgage Securities Trust REMIC, 2.42%, 07/15/45	1,065,691
505,292	JPMBB Commercial Mortgage Securities Trust REMIC, 1.25%, 02/15/47	500,043
1,723,399	Morgan Stanley Bank of America Merrill Lynch Trust Interest Only REMIC, 1.45%, 12/15/48 (a)	84,612
811,640	Morgan Stanley Capital I, Inc. REMIC, 3.22%, 07/15/49	818,648
467,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	465,279
1,010,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.97%, 12/15/47	1,028,451
205,925	Wells Fargo-RBS Commercial Mortgage Trust Interest Only REMIC, 0.98%, 02/15/44 (a)(b)	5,459
725,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.00%, 03/15/44 (b)	753,933
825,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.19%, 04/15/45	828,381
		12,521,113

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2015 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
Non-Agency Residential Mortgage Backed Securities - 16.4%
$134,189	Bayview Financial Acquisition Trust REMIC, 6.21%, 05/28/37 (c)	$140,522
7,989	Chase Mortgage Finance Trust REMIC, 5.50%, 05/25/35	7,989
754,675	Citicorp Residential Mortgage Trust REMIC, 5.67%, 07/25/36 (c)	776,358
216,176	Citicorp Residential Mortgage Trust REMIC, 5.67%, 07/25/36 (c)	222,516
862,750	Citicorp Residential Mortgage Trust REMIC, 5.78%, 09/25/36 (c)	894,374
280,762	Citigroup Global Markets Mortgage Securities VII, Inc. REMIC, 6.93%, 08/25/28	286,431
415,538	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (a)(b)	429,452
519,259	Citigroup Mortgage Loan Trust REMIC, 0.57%, 08/25/36 (a)	497,914
72,255	CitiMortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	73,139
293,801	Countrywide Asset-Backed Certificates REMIC, 0.79%, 11/25/35 (a)(b)	290,661
243,491	Countrywide Asset-Backed Certificates REMIC, 0.60%, 07/25/36 (a)	238,960
39,264	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	39,165
221,097	Credit-Based Asset Servicing and Securitization, LLC REMIC, 1.35%, 02/25/33 (a)	206,225
758,540	Credit-Based Asset Servicing and Securitization, LLC REMIC, 6.02%, 12/25/37 (b)(c)	791,497
720,379	First NLC Trust REMIC, 0.69%, 02/25/36 (a)	708,871
654,354	Fremont Home Loan Trust REMIC, 1.29%, 11/25/34 (a)	570,163
365,446	Goldman Sachs Alternative Mortgage Products Trust REMIC, 1.07%, 03/25/34 (a)	365,342
109,506	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.63%, 01/25/36 (a)	108,180
1,200,000	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.92%, 05/25/36 (a)(b)	1,116,987
1,158,112	HSBC Home Equity Loan Trust USA, 1.90%, 11/20/36 (a)	1,159,114
198,222	Irwin Home Equity Loan Trust, 1.77%, 02/25/29 (a)	191,540
187,172	Irwin Whole Loan Home Equity Trust REMIC, 1.52%, 11/25/28 (a)	183,212
267,152	Irwin Whole Loan Home Equity Trust REMIC, 0.89%, 12/25/29 (a)	261,121
Principal Amount	Security Description	Value

$1,095,144	Irwin Whole Loan Home Equity Trust REMIC, 1.77%, 06/25/34 (a)	$1,044,880
840,000	JP Morgan Mortgage Acquisition Trust REMIC, 0.65%, 07/25/36 (a)	797,997
351,655	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	360,645
895,000	Long Beach Mortgage Loan Trust REMIC, 1.32%, 10/25/34 (a)	809,054
31,247	Long Beach Mortgage Loan Trust REMIC, 1.16%, 04/25/35 (a)	31,247
116,846	Morgan Stanley Home Equity Loan Trust REMIC, 1.13%, 12/25/34 (a)	116,836
172,037	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (a)(b)	174,826
461,761	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (a)	468,554
180,781	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 6.00%, 03/25/47 (c)	129,900
210,000	NovaStar Mortgage Funding Trust REMIC, 2.15%, 03/25/35 (a)	203,405
890,310	Oakwood Mortgage Investors, Inc. REMIC, 0.38%, 03/15/18 (a)(b)	844,028
316,968	Origen Manufactured Housing Contract Trust, 5.91%, 01/15/35 (a)	330,104
570,234	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates REMIC, 1.40%, 10/25/34 (a)	563,947
243,809	Popular ABS Mortgage Pass-Through Trust REMIC, 4.48%, 11/25/35 (c)	243,282
170,436	Renaissance Home Equity Loan Trust REMIC, 4.88%, 02/25/35 (c)	171,362
446,762	Renaissance Home Equity Loan Trust REMIC, 4.50%, 08/25/35 (c)	446,947
329,490	Residential Accredit Loans, Inc. Trust REMIC, 13.99%, 03/25/18 (a)	346,521
60,651	Residential Accredit Loans, Inc. Trust REMIC, 6.00%, 10/25/34	63,477
129,725	Residential Accredit Loans, Inc. Trust REMIC, 5.50%, 02/25/35	129,639
40,579	Residential Asset Mortgage Products, Inc. Trust REMIC, 4.02%, 03/25/33 (a)	40,658
850,000	Residential Asset Mortgage Products, Inc. Trust REMIC, 0.93%, 06/25/35 (a)	832,040
160,016	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31 (a)	163,673
103,449	Residential Asset Securities Corp. Trust REMIC, 4.47%, 03/25/32 (a)	103,767
139,259	Residential Asset Securities Corp. Trust REMIC, 3.87%, 05/25/33 (a)	141,567
130,843	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33 (a)	134,280

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2015 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
$136,580	Residential Asset Securitization Trust REMIC, 3.75%, 10/25/18	$136,927
330,890	Structured Asset Securities Corp. Mortgage Loan Trust REMIC, 5.73%, 06/25/35 (c)	334,751
159,119	Structured Asset Securities Corp. Mortgage Pass-Through Certificates REMIC, 2.07%, 11/25/34 (a)	155,329
255,035	Vanderbilt Acquisition Loan Trust REMIC, 7.33%, 05/07/32 (a)	272,667
68,599	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.80%, 12/25/35 (a)	68,167
21,240	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.56%, 07/25/36 (a)	21,220
		19,241,430
Total Non-U.S. Government Agency Asset-Backed Securities (Cost $47,965,515)		47,860,823

Corporate Bonds - 27.1%
Consumer Discretionary - 4.5%
440,000	AMC Networks, Inc., 4.75%, 12/15/22	440,000
449,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc., 2.40%, 03/15/17	452,628
560,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc., 3.80%, 03/15/22	563,881
405,000	Hanesbrands, Inc., 6.38%, 12/15/20	419,175
320,000	Hilton Worldwide Finance, LLC / Hilton Worldwide Finance Corp., 5.63%, 10/15/21	331,600
292,000	Mohawk Industries, Inc., 6.13%, 01/15/16 (d)	292,309
1,045,000	Newell Rubbermaid, Inc., 2.05%, 12/01/17	1,026,311
445,000	PVH Corp., 4.50%, 12/15/22	434,988
405,000	The Goodyear Tire & Rubber Co., 6.50%, 03/01/21	425,756
920,000	Whirlpool Corp., 1.65%, 11/01/17	915,226
		5,301,874
Consumer Staples - 2.6%
562,000	Bottling Group, LLC, 5.13%, 01/15/19	615,712
975,000	Cargill, Inc., 1.90%, 03/01/17 (b)	979,371
550,000	Church & Dwight Co., Inc., 2.45%, 12/15/19	547,332
346,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	335,637
119,000	Kraft Heinz Foods Co., 4.88%, 02/15/25 (b)	126,500

Principal Amount	Security Description	Value
$395,000	Land O'Lakes Capital Trust I, 7.45%, 03/15/28 (b)	$418,700
		3,023,252
Energy - 1.2%
900,000	Anadarko Petroleum Corp., 6.38%, 09/15/17	943,741
500,000	Occidental Petroleum Corp., 1.75%, 02/15/17	501,016
		1,444,757
Financials - 13.2%
385,000	ACE INA Holdings, Inc., 2.30%, 11/03/20	382,405
910,000	American Express Bank FSB, 0.62%, 06/12/17 (a)	904,405
1,280,000	American Honda Finance Corp., 1.60%, 02/16/18 (b)	1,270,405
1,060,000	Bank of America Corp., MTN, 5.65%, 05/01/18	1,139,806
1,150,000	Citigroup, Inc., 2.55%, 04/08/19	1,157,503
881,000	General Electric Capital Corp., GMTN, 6.38%, 11/15/67 (a)	920,028
290,000	General Electric Capital Corp., MTN, 0.61%, 08/07/18 (a)	287,163
510,000	Genworth Holdings, Inc., 4.80%, 02/15/24	344,250
1,025,000	JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (a)(e)	1,043,450
770,000	KeyCorp, MTN, 2.90%, 09/15/20	767,440
1,140,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19 (b)	1,140,293
1,100,000	Morgan Stanley, 4.75%, 03/22/17	1,139,383
1,086,000	Murray Street Investment Trust I, 4.65%, 03/09/17 (c)	1,118,940
670,000	Pricoa Global Funding I, 0.80%, 06/24/16 (a)(b)	669,557
1,030,000	Regions Financial Corp., 2.00%, 05/15/18	1,022,788
1,060,000	The Hartford Financial Services Group, Inc., 5.50%, 03/30/20	1,173,671
1,020,000	Wells Fargo & Co., 7.98% (callable at 100 beginning 03/15/18) (a)(e)	1,059,525
		15,541,012
Industrials - 2.0%
1,077,000	Burlington Northern Santa Fe, LLC, 5.75%, 03/15/18	1,162,768
1,174,000	Textron, Inc., 3.65%, 03/01/21	1,181,873
		2,344,641
Information Technology - 1.9%
1,050,000	Oracle Corp., 2.25%, 10/08/19	1,061,338
1,197,000	QUALCOMM, Inc., 2.25%, 05/20/20	1,185,896
		2,247,234

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2015 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value

Telecommunication Services - 0.9%
$1,030,000	Verizon Communications, Inc., 2.63%, 02/21/20	$1,033,780

Utilities - 0.8%
850,000	PacifiCorp, 5.50%, 01/15/19	932,878
Total Corporate Bonds (Cost $32,245,345)		31,869,428

Government & Agency Obligations - 28.9%
GOVERNMENT SECURITIES - 25.1%
Municipals - 2.0%
380,000	City of Omaha NE Sewer Revenue, Nebraska RB, 2.40%, 12/01/16	385,122
250,000	Lincoln Airport Authority, Nebraska RB, 1.33%, 07/01/16	249,993
585,000	Montana Board of Housing, Montana RB, 1.60%, 06/01/16	586,428
600,000	New York City Transitional Finance Authority Future Tax Secured Revenue, New York RB, 3.02%, 02/01/16	601,176
245,000	North Carolina Housing Finance Agency, North Carolina RB, 2.34%, 01/01/19	245,676
325,000	State of Mississippi, GO Bond, 2.63%, 11/01/16	329,631
		2,398,026
Treasury Inflation Index Securities – 0.6%
727,326	U.S. Treasury Inflation Indexed Bond, 0.13%, 04/15/16 (f)	724,428

U.S. Treasury Securities – 22.5%
6,285,000	U.S. Treasury Note, 0.63%, 09/30/17	6,241,828
20,290,000	U.S. Treasury Note, 1.25%, 01/31/19	20,224,605
		26,466,433
Total Government Securities (Cost $29,607,004)		29,588,887

U.S. GOVERNMENT MORTAGE BACKED-SECURITIES - 3.8%
Federal Home Loan Mortgage Corp. - 0.2%
197,308	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/20	204,301
22,341	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/27	22,365
		226,666
Federal National Mortgage Association - 2.5%
924,542	Federal National Mortgage Association Pool #AJ4087, 3.00%, 10/01/26	957,130
95,674	Federal National Mortgage Association REMIC, 4.00%, 07/25/21	99,291
9,257	Federal National Mortgage Association REMIC, 4.50%, 11/25/23	9,273
231,265	Federal National Mortgage Association REMIC, 4.00%, 02/25/26	243,497

Shares or Principal Amount	Security Description	Value
$344,518	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	$351,805
129,018	Federal National Mortgage Association REMIC, 5.00%, 03/25/39	4,466
545,156	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	544,834
658,576	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	687,295
		2,897,591
Government National Mortgage Association - 1.1%
380,131	Government National Mortgage Association II Pool #751404, 4.72%, 06/20/61	397,384
944,119	Government National Mortgage Association REMIC, 2.67%, 02/16/44	956,196
		1,353,580
Total U.S. Government Mortage Backed-Securities (Cost $4,511,564)		4,477,837
Total Government & Agency Obligations (Cost $34,118,568)		34,066,724

Preferred Stocks - 0.4%
Financials - 0.4%
550	US Bancorp., Series A, 3.50% (callable at 1,000 beginning on 02/01/16) (a)(e)	429,000
Total Preferred Stocks (Cost $564,328)		429,000

Short-Term Investments - 2.5%
Money Market Fund - 2.5%
2,994,305	BlackRock Liquidity Funds T-Fund Portfolio, 0.01% (g)	2,994,305
Total Short-Term Investments (Cost $2,994,305)		2,994,305
Total Investments - 99.6% (Cost $117,888,061)		117,220,280
Other assets in excess of liabilities – 0.4%		444,689
NET ASSETS – 100.0%		$117,664,969

/

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2015 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

(a)	Variable rate security. Rate presented is as of December 31, 2015.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $20,566,218 or 17.5% of net assets.
(c)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2015.
(d)	The interest rate for this security is inversely affected by upgrades and downgrades to the credit rating of the issuer.
(e)	Perpetual maturity security.
(f)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(g)	Dividend yield changes to reflect current market conditions. Rate was the quoted yield as of December 31, 2015.

ABS	Asset Backed Security
AMBAC	AMBAC Indemnity Corp.
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
GO	General Obligation
LLC	Limited Liability Company
MTN	Medium Term Note
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2015 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value

Non-U.S. Government Agency Asset-Backed Securities - 34.0%
Asset Backed Securities - 9.9%
$800,000	Ally Auto Receivables Trust, 1.53%, 04/15/19	$797,799
735,000	Ascentium Equipment Receivables, LLC, 1.57%, 12/11/17 (a)	729,932
1,220,000	Ascentium Equipment Receivables, LLC, 1.61%, 10/13/20 (a)	1,213,856
1,000,000	BA Credit Card Trust, 1.36%, 09/15/20	993,343
855,000	Cabela's Credit Card Master Note Trust, 1.63%, 02/18/20 (a)	856,698
1,085,000	Cabela's Credit Card Master Note Trust, 2.71%, 02/17/26 (a)	1,069,357
1,000,000	Capital One Multi-Asset Execution Trust, 1.48%, 07/15/20	1,000,122
785,000	Chase Issuance Trust, 1.15%, 01/15/19	784,369
1,440,000	Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	1,538,194
168,493	CNL Commercial Mortgage Loan Trust (insured by AMBAC Assurance Corp.) REMIC, 0.86%, 10/25/30 (a)(b)	145,976
630,000	Eaton Vance CLO, Ltd., 1.77%, 07/15/26 (a)(b)	624,513
1,226,000	Ford Credit Auto Owner Trust, 1.27%, 12/15/17	1,227,288
545,000	Ford Credit Floorplan Master Owner Trust, 1.37%, 01/15/18	544,974
925,000	Ford Credit Floorplan Master Owner Trust, 3.50%, 01/15/19	940,428
990,000	OneMain Financial Issuance Trust, 2.43%, 06/18/24 (a)	986,552
1,621,015	Preferred Term Securities XII, Ltd. / Preferred Term Securities XII, Inc., 1.23%, 12/24/33 (a)(b)	1,296,812
663,625	Preferred Term Securities XIV, Ltd. / Preferred Term Securities XIV, Inc., 1.01%, 06/24/34 (a)(b)	520,946
896,396	Preferred Term Securities XXI, Ltd. / Preferred Term Securities XXI, Inc., 1.16%, 03/22/38 (a)(b)	445,957
713,234	Preferred Term Securities XXIV, Ltd. / Preferred Term Securities XXIV, Inc., 0.81%, 03/22/37 (a)(b)	492,132
650,000	Voya CLO, Ltd., 1.77%, 01/18/26 (a)(b)	641,391
		16,850,639
Non-Agency Commercial Mortgage Backed Securities - 9.6%
656,935	7 WTC Depositor, LLC Trust, 4.08%, 03/13/31 (a)	669,016
1,200,000	American Tower Trust I, 3.07%, 03/15/23 (a)	1,175,031
Principal Amount	Security Description	Value
$1,004,018	Bayview Commercial Asset Trust REMIC, 1.29%, 12/25/33 (a)(b)	$968,086
795,568	Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.69%, 06/11/50 (b)	829,720
1,844,339	COMM Mortgage Trust Interest Only REMIC, 1.50%, 03/10/46 (b)	96,819
900,000	Credit Suisse First Boston Mortgage Securities Corp., 5.74%, 05/15/36 (a)(b)	949,123
155,604	DBUBS Mortgage Trust Interest Only REMIC, 1.32%, 08/10/44 (a)(b)	1,294
3,398,852	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Interest Only, 1.58%, 08/25/16 (b)	16,945
735,000	FREMF Mortgage Trust REMIC, 4.16%, 09/25/44 (a)(b)	753,922
1,030,000	FREMF Mortgage Trust REMIC, 2.71%, 03/25/45 (a)(b)	1,027,524
1,624,493	FRESB Mortgage Trust REMIC, 3.22%, 08/25/35 (b)	1,601,588
194,965	GS Mortgage Securities Trust REMIC, 3.65%, 03/10/44 (a)	194,790
840,000	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 1.58%, 01/15/32 (a)(b)	835,545
1,055,000	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 01/15/46	1,066,341
800,000	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 07/15/46 (a)	829,980
1,200,000	JPMBB Commercial Mortgage Securities Trust REMIC, 2.42%, 07/15/45	1,206,443
1,107,472	Morgan Stanley Capital I Trust REMIC, 3.22%, 07/15/49	1,117,034
1,137,507	Wells Fargo Commercial Mortgage Trust Interest Only REMIC, 2.06%, 10/15/45 (a)(b)	99,740
890,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	886,719
995,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.63%, 03/15/45	989,419
1,045,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.19%, 04/15/45	1,049,282
		16,364,361
Non-Agency Residential Mortgage Backed Securities - 14.5%
302,681	Bayview Financial Mortgage Pass-Through Trust REMIC, 5.70%, 02/28/41 (c)	329,249

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2015 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
$9,054	Chase Mortgage Finance Trust REMIC, 5.50%, 05/25/35	$9,054
819,098	Citicorp Residential Mortgage Trust REMIC, 5.67%, 07/25/36 (c)	842,632
259,077	Citicorp Residential Mortgage Trust REMIC, 5.67%, 07/25/36 (c)	266,675
1,153,799	Citicorp Residential Mortgage Trust REMIC, 5.78%, 09/25/36 (c)	1,196,091
945,493	Citigroup Global Markets Mortgage Securities VII, Inc. REMIC, 6.93%, 08/25/28	964,585
1,251,682	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (a)(b)	1,293,594
546,588	Citigroup Mortgage Loan Trust REMIC, 0.57%, 08/25/36 (b)	524,120
386,941	Citigroup Mortgage Loan Trust, Inc. REMIC, 6.50%, 07/25/34	408,471
106,662	CitiMortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	107,967
306,939	Countrywide Asset-Backed Certificates REMIC, 0.79%, 11/25/35 (a)(b)	303,658
152,698	Countrywide Asset-Backed Certificates REMIC, 0.60%, 07/25/36 (b)	149,856
39,264	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	39,165
63,304	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.75%, 04/25/33	65,522
221,097	Credit-Based Asset Servicing and Securitization, LLC REMIC, 1.35%, 02/25/33 (b)	206,225
678,694	Credit-Based Asset Servicing and Securitization, LLC REMIC, 6.02%, 12/25/37 (a)(c)	708,181
925,226	First NLC Trust REMIC, 0.69%, 02/25/36 (b)	910,445
463,501	Fremont Home Loan Trust, 1.29%, 11/25/34 (b)	403,866
253,001	Goldman Sachs Alternative Mortgage Products Trust REMIC, 1.07%, 03/25/34 (b)	252,929
101,083	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.63%, 01/25/36 (b)	99,858
865,000	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.92%, 05/25/36 (a)(b)	805,162
557,361	Greenpoint Manufactured Housing, 7.27%, 06/15/29	549,509
662,459	HSBC Home Equity Loan Trust USA, 1.90%, 11/20/36 (b)	663,032
198,222	Irwin Home Equity Loan Trust, 1.77%, 02/25/29 (b)	191,540
Principal Amount	Security Description	Value
$194,812	Irwin Whole Loan Home Equity Trust REMIC, 1.52%, 11/25/28 (b)	$190,690
451,524	Irwin Whole Loan Home Equity Trust REMIC, 0.89%, 12/25/29 (b)	441,332
1,289,864	Irwin Whole Loan Home Equity Trust REMIC, 1.77%, 06/25/34 (b)	1,230,663
860,000	JP Morgan Mortgage Acquisition Trust REMIC, 0.65%, 07/25/36 (b)	816,997
514,549	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	527,703
948,878	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (a)(b)	964,259
1,645,639	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (b)	1,669,848
195,846	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 6.00%, 03/25/47 (c)	140,725
249,000	NovaStar Mortgage Funding Trust REMIC, 2.15%, 03/25/35 (b)	241,180
365,000	NovaStar Mortgage Funding Trust REMIC, 2.07%, 03/25/35 (b)	360,240
387,405	Origen Manufactured Housing Contract Trust, 5.91%, 01/15/35 (b)	403,460
284,061	Renaissance Home Equity Loan Trust REMIC, 4.88%, 02/25/35 (c)	285,604
708,560	Renaissance Home Equity Loan Trust REMIC, 4.50%, 08/25/35 (c)	708,854
386,836	Residential Accredit Loans, Inc. Trust REMIC, 13.99%, 03/25/18 (b)	406,831
299,509	Residential Accredit Loans, Inc. Trust REMIC, 6.00%, 10/25/34	313,464
87,388	Residential Accredit Loans, Inc. Trust REMIC, 5.50%, 02/25/35	87,330
59,179	Residential Asset Mortgage Products, Inc. Trust (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33 (b)	59,295
870,000	Residential Asset Mortgage Products, Inc. Trust REMIC, 0.93%, 06/25/35 (b)	851,618
134,414	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31 (b)	137,486
65,682	Residential Asset Securities Corp. Trust REMIC, 4.47%, 03/25/32 (b)	65,884
165,677	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33 (b)	170,029
1,635,797	Sequoia Mortgage Trust REMIC, 3.00%, 11/25/30 (a)(b)	1,651,835
330,890	Structured Asset Securities Corp. Mortgage Loan Trust REMIC, 5.73%, 06/25/35 (c)	334,751
22,962	Structured Asset Securities Corp. Mortgage Pass-Through Certificates REMIC, 5.80%, 09/25/33 (c)	23,496

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2015 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
$172,379	Structured Asset Securities Corp. Mortgage Pass-Through Certificates REMIC, 2.07%, 11/25/34 (b)	$168,273
198,895	Structured Asset Securities Corp. Mortgage Pass-Through Certificates REMIC, 1.47%, 11/25/34 (b)	189,838
681,611	Vanderbilt Acquisition Loan Trust REMIC, 7.33%, 05/07/32 (b)	728,736
129,418	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.80%, 12/25/35 (b)	128,604
12,736	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.56%, 07/25/36 (b)	12,724
		24,603,135
Total Non-U.S. Government Agency Asset-Backed Securities (Cost $58,412,814)		57,818,135

Corporate Bonds - 24.7%
Consumer Discretionary - 4.0%
729,000	AMC Networks, Inc., 4.75%, 12/15/22	729,000
815,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc., 5.15%, 03/15/42	759,317
729,000	Dollar General Corp., 3.25%, 04/15/23	694,303
460,000	Hanesbrands, Inc., 6.38%, 12/15/20	476,100
490,000	Hilton Worldwide Finance, LLC / Hilton Worldwide Finance Corp., 5.63%, 10/15/21	507,762
252,000	Mohawk Industries, Inc., 6.13%, 01/15/16 (d)	252,267
615,000	Newell Rubbermaid, Inc., 4.00%, 06/15/22	590,459
320,000	Newell Rubbermaid, Inc., 4.00%, 12/01/24	295,590
760,000	PVH Corp., 4.50%, 12/15/22	742,900
665,000	The Goodyear Tire & Rubber Co., 6.50%, 03/01/21	699,081
925,000	Whirlpool Corp., 4.70%, 06/01/22	984,563
		6,731,342
Consumer Staples - 2.6%
534,000	Cargill, Inc., 4.10%, 11/01/42 (a)	486,843
1,165,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	1,130,107
165,000	Kraft Heinz Foods Co., 4.88%, 02/15/25 (a)	175,399
455,000	Land O'Lakes Capital Trust I, 7.45%, 03/15/28 (a)	482,300
1,012,000	PepsiCo, Inc., 4.88%, 11/01/40	1,081,836
895,000	Wal-Mart Stores, Inc., 5.63%, 04/15/41	1,063,870
		4,420,355

Principal Amount	Security Description	Value
Energy - 0.9%
$905,000	Anadarko Petroleum Corp., 3.45%, 07/15/24	$804,381
645,000	Tosco Corp., 8.13%, 02/15/30	806,604
		1,610,985
Financials - 10.8%
355,000	ACE INA Holdings, Inc., 5.90%, 06/15/19	397,248
495,965	Altitude Investments 16, LLC, 2.49%, 03/14/26	495,971
1,120,000	American Honda Finance Corp., 1.60%, 02/16/18 (a)	1,111,604
1,015,000	Bank of America Corp., MTN, 4.13%, 01/22/24	1,048,875
1,055,000	Citigroup, Inc., 2.55%, 04/08/19	1,061,883
1,070,000	CME Group, Inc./IL, 3.00%, 03/15/25	1,050,423
494,000	Crown Castle International Corp., 4.88%, 04/15/22	512,525
1,019,000	General Electric Capital Corp., GMTN, 6.38%, 11/15/67 (b)	1,064,142
880,000	Genworth Holdings, Inc., 4.80%, 02/15/24	594,000
970,000	JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (b)(e)	987,460
950,000	KeyCorp, MTN, 2.90%, 09/15/20	946,841
1,071,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19 (a)	1,071,275
1,045,000	Morgan Stanley, 3.75%, 02/25/23	1,071,033
865,000	Prudential Financial, Inc., MTN, 7.38%, 06/15/19	1,003,871
1,020,000	Regions Financial Corp., 2.00%, 05/15/18	1,012,858
520,000	The Bank of New York Mellon Corp., MTN, 2.30%, 09/11/19	521,709
707,000	The Chubb Corp., 6.80%, 11/15/31	920,631
884,000	The Goldman Sachs Group, Inc., 6.45%, 05/01/36	999,272
939,000	The Hartford Financial Services Group, Inc., 5.50%, 03/30/20	1,039,696
363,000	UBS Preferred Funding Trust V, 6.24% (callable at 100 beginning 05/15/16) (b)(e)	363,907
1,035,000	Wells Fargo & Co., 7.98% (callable at 100 beginning 03/15/18) (b)(e)	1,075,106
		18,350,330
Health Care - 0.5%
665,000	Becton Dickinson and Co., 3.73%, 12/15/24	671,104
160,000	Pfizer, Inc., 6.20%, 03/15/19	180,043
		851,147

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2015 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value

Industrials - 1.8%
$665,000	Burlington Northern Santa Fe, LLC, 4.55%, 09/01/44	$642,293
460,000	Burlington Northern Santa Fe, LLC, 4.15%, 04/01/45	416,938
1,018,000	Textron, Inc., 3.65%, 03/01/21	1,024,827
739,000	United Technologies Corp., 6.13%, 07/15/38	900,486
		2,984,544
Information Technology - 1.3%
880,000	Oracle Corp., 6.13%, 07/08/39	1,064,012
1,235,000	QUALCOMM, Inc., 4.80%, 05/20/45	1,097,809
		2,161,821
Materials - 1.4%
405,000	Martin Marietta Materials, Inc., 6.60%, 04/15/18	436,395
1,013,000	The Dow Chemical Co., 3.00%, 11/15/22	970,441
1,050,000	The Mosaic Co., 5.45%, 11/15/33	1,061,019
		2,467,855
Telecommunication Services - 0.6%
1,169,000	Verizon Communications, Inc., 4.27%, 01/15/36	1,055,146

Utilities - 0.8%
315,000	Alabama Power Co., 5.50%, 10/15/17	333,956
864,000	PacifiCorp, 6.25%, 10/15/37	1,068,682
		1,402,638
Total Corporate Bonds (Cost $43,112,823)		42,036,163

Government & Agency Obligations - 38.1%
GOVERNMENT SECURITIES - 20.0%
Municipals - 2.1%
618,384	Florida Housing Finance Corp., Florida RB, 3.00%, 01/01/36	624,716
380,000	Montana Board of Housing, Montana RB, 2.38%, 06/01/20	384,051
375,000	New York City Transitional Finance Authority Future Tax Secured Revenue, New York RB, 5.77%, 08/01/36	459,375
340,000	New York City Water & Sewer System, New York RB, 5.72%, 06/15/42	424,759
225,000	State of Connecticut, Connecticut GO, 4.95%, 12/01/20	246,433
225,000	State of Connecticut, Connecticut GO, 5.63%, 12/01/29	259,495
240,000	University of Michigan, Michigan RB, 6.01%, 04/01/25	265,471
350,000	University of Nebraska, Nebraska RB, Series B, 5.70%, 07/01/29	364,441

Principal Amount	Security Description	Value
$410,000	West Haymarket Joint Public Agency, Nebraska GO, 6.00%, 12/15/39	$502,984
		3,531,725

Treasury Inflation Index Securities - 1.0%
1,754,903	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (f)	1,698,541

U.S. Treasury Securities – 16.9%
3,490,000	U.S. Treasury Bond, 5.38%, 02/15/31	4,731,826
2,280,000	U.S. Treasury Bond, 4.75%, 02/15/37	3,017,537
6,570,000	U.S. Treasury Bond, 3.63%, 08/15/43	7,384,864
3,870,000	U.S. Treasury Note, 1.25%, 01/31/19	3,857,527
4,240,000	U.S. Treasury Note, 2.00%, 02/28/21	4,276,532
5,640,000	U.S. Treasury Note, 1.63%, 11/15/22	5,478,865
		28,747,151
Total Government Securities (Cost $32,905,954)		33,977,417

U.S. GOVERNMENT MORTAGE BACKED-SECURITIES - 18.1%
Federal Home Loan Mortgage Corp. - 5.3%
82,561	Federal Home Loan Mortgage Corp., 3.50%, 12/01/26	86,530
926,870	Federal Home Loan Mortgage Corp., 4.50%, 11/01/30	1,006,012
1,743,965	Federal Home Loan Mortgage Corp., 4.00%, 10/01/44	1,849,654
560,708	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/19	575,870
1,669,000	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	1,740,614
34,752	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/27	34,789
595,000	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 06/15/37	630,016
790,018	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/39	834,728
2,103,671	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/40	2,217,692
		8,975,905
Federal National Mortgage Association - 11.4%
12,758	Federal National Mortgage Association, 5.50%, 11/01/16	12,871
17,832	Federal National Mortgage Association, 4.50%, 12/01/18	18,454
752,914	Federal National Mortgage Association, 4.16%, 08/01/21	812,465
332,445	Federal National Mortgage Association, 7.50%, 08/01/22	355,688
78,599	Federal National Mortgage Association, 4.00%, 06/01/24	83,180
162,819	Federal National Mortgage Association, 4.00%, 10/01/24	172,336
1,907,722	Federal National Mortgage Association, 3.31%, 01/01/33	1,905,997

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2015 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
$1,168,347	Federal National Mortgage Association, 5.80%, 12/01/33	$1,319,829
414,477	Federal National Mortgage Association, 5.00%, 08/01/34	458,174
30,748	Federal National Mortgage Association, 5.50%, 08/01/37	34,308
142,228	Federal National Mortgage Association, 6.00%, 09/01/38	160,896
260,701	Federal National Mortgage Association, 4.50%, 06/01/39	285,305
499,487	Federal National Mortgage Association, 4.50%, 01/01/40	549,260
390,350	Federal National Mortgage Association, 4.50%, 12/01/40	422,452
1,192,133	Federal National Mortgage Association, 4.00%, 04/01/41	1,270,398
358,227	Federal National Mortgage Association, 4.00%, 02/01/42	382,215
1,710,397	Federal National Mortgage Association, 4.50%, 08/01/44	1,875,839
428,978	Federal National Mortgage Association REMIC, 4.00%, 02/25/19	440,098
528,562	Federal National Mortgage Association REMIC, 5.00%, 02/25/32	585,293
837,609	Federal National Mortgage Association REMIC, 4.00%, 01/25/33	895,962
432,061	Federal National Mortgage Association REMIC, 5.50%, 08/25/34	451,973
686,343	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	700,862
2,239,524	Federal National Mortgage Association REMIC, 4.00%, 07/25/39	2,326,792
1,115,092	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	1,114,433
2,259,956	Federal National Mortgage Association REMIC, 1.50%, 01/25/40	2,190,786
595,462	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	621,429
		19,447,295
Government National Mortgage Association - 1.3%
1,424,135	Government National Mortgage Association, 3.00%, 03/20/43	1,450,602
760,262	Government National Mortgage Association REMIC, 4.72%, 06/20/61	794,768
		2,245,370
Small Business Administration Participation Certificates - 0.1%
207,137	Small Business Administration Participation Certificates, 2.88%, 09/10/21	214,338
Total U.S. Government Mortage Backed-Securities (Cost $30,697,879)		30,882,908
Total Government & Agency Obligations (Cost $63,603,833)		64,860,325

Shares	Security Description	Value

Preferred Stocks - 0.3%
Financials - 0.3%
580	US Bancorp., Series A, 3.50% (callable at 1,000 beginning 02/01/16) (b)(e)	452,400
Total Preferred Stocks (Cost $595,666)		452,400

Exchange Traded Funds - 0.3%
6,347	iShares iBoxx $ High Yield Corporate Bond Fund	511,441
Total Exchange Traded Funds (Cost $554,471)		511,441

Investment Company - 0.7%
133,029	Federated Institutional High-Yield Bond Fund	1,209,234
Total Investment Company (Cost $1,209,314)		1,209,234

Short-Term Investments - 1.5%
Money Market Fund - 1.5%
2,571,800	BlackRock Liquidity Funds T-Fund Portfolio, 0.10% (g)	2,571,800
Total Short-Term Investments (Cost $2,571,800)		2,571,800
Total Investments - 99.6% (Cost $170,060,721)		169,459,498
Other assets in excess of liabilities – 0.4%		684,992
NET ASSETS – 100.0%		$170,144,490

(a)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $25,582,283 or 15.0% of net assets.
(b)	Variable rate security. Rate presented is as of December 31, 2015.
(c)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2015.
(d)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of this issuer.
(e)	Perpetual maturity security.
(f)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2015.

ABS	Asset Backed Security
AMBAC	AMBAC Indemnity Corp.
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
GO	General Obligation
LLC	Limited Liability Company
MTN	Medium Term Note
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2015 (Unaudited)

BALANCED FUND

Shares	Security Description	Value

Common Stocks - 59.2%
Consumer Discretionary - 9.3%
900	AutoZone, Inc. (a)	$667,719
11,100	BorgWarner, Inc.	479,853
3,000	Buffalo Wild Wings, Inc. (a)	478,950
15,500	Comcast Corp. - Class A	874,665
13,600	D.R. Horton, Inc.	435,608
7,400	Foot Locker, Inc.	481,666
17,400	Hanesbrands, Inc.	512,082
15,200	NIKE, Inc. - Class B	950,000
1,970	O'Reilly Automotive, Inc. (a)	499,237
21,200	Starbucks Corp.	1,272,636
12,700	The Home Depot, Inc.	1,679,575
600	The Priceline Group, Inc. (a)	764,970
5,450	Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,008,250
		10,105,211
Consumer Staples - 5.2%
11,500	Church & Dwight Co., Inc.	976,120
7,200	Constellation Brands, Inc. - Class A	1,025,568
8,800	Costco Wholesale Corp.	1,421,200
12,000	CVS Health Corp.	1,173,240
34,000	Rite Aid Corp. (a)	266,560
9,900	The Hain Celestial Group, Inc. (a)	399,861
9,800	The WhiteWave Foods Co. (a)	381,318
		5,643,867
Energy - 3.2%
5,000	Concho Resources, Inc. (a)	464,300
7,500	EOG Resources, Inc.	530,925
10,000	Exxon Mobil Corp.	779,500
7,700	Occidental Petroleum Corp.	520,597
6,000	Phillips 66	490,800
9,500	Schlumberger, Ltd.	662,625
		3,448,747
Financials – 9.4%
5,800	ACE, Ltd.	677,730
4,350	Affiliated Managers Group, Inc. (a)	694,956
10,000	American Tower Corp. REIT	969,500
12,900	BankUnited, Inc.	465,174
2,900	BlackRock, Inc.	987,508
9,000	Capital One Financial Corp.	649,620
3,600	FactSet Research Systems, Inc.	585,252
23,000	Home BancShares, Inc.	931,960
12,000	JPMorgan Chase & Co.	792,360
21,600	Morgan Stanley	687,096
13,000	Northern Trust Corp.	937,170
6,950	Signature Bank (a)	1,065,922
20,500	U.S. Bancorp	874,735
		10,318,983
Health Care - 9.5%
3,810	Allergan PLC (a)	1,190,625
2,200	Biogen, Inc. (a)	673,970
8,000	Celgene Corp. (a)	958,080
Shares	Security Description	Value
12,300	Centene Corp. (a)	$809,463
12,700	Cerner Corp. (a)	764,159
8,000	Edwards Lifesciences Corp. (a)	631,840
9,000	Eli Lilly & Co.	758,340
9,000	Gilead Sciences, Inc.	910,710
3,900	McKesson Corp.	769,197
11,200	PerkinElmer, Inc.	599,984
5,600	Teleflex, Inc.	736,120
3,100	United Therapeutics Corp. (a)	485,491
23,800	Zoetis, Inc.	1,140,496
		10,428,475
Industrials - 6.4%
5,500	FedEx Corp.	819,445
15,550	Fortune Brands Home & Security, Inc.	863,025
33,000	General Electric Co.	1,027,950
24,500	HD Supply Holdings, Inc. (a)	735,735
20,700	KAR Auction Services, Inc.	766,521
5,300	Roper Technologies, Inc.	1,005,887
25,800	Southwest Airlines Co.	1,110,948
6,200	The Middleby Corp. (a)	668,794
		6,998,305
Information Technology - 14.1%
11,300	Adobe Systems, Inc. (a)	1,061,522
2,503	Alphabet, Inc., Class C (a)	1,899,477
18,300	Apple, Inc.	1,926,258
5,000	Avago Technologies, Ltd.	725,750
15,000	Broadridge Financial Solutions, Inc.	805,950
12,000	Cadence Design Systems, Inc. (a)	249,720
19,300	CDW Corp.	811,372
29,000	Cisco Systems, Inc.	787,495
9,000	Cognizant Technology Solutions Corp. - Class A (a)	540,180
16,000	Facebook, Inc. - Class A (a)	1,674,560
9,800	Fiserv, Inc. (a)	896,308
5,000	FleetCor Technologies, Inc. (a)	714,650
8,000	IAC/InterActiveCorp.	480,400
7,100	Jack Henry & Associates, Inc.	554,226
12,000	MasterCard, Inc. - Class A	1,168,320
15,600	Mentor Graphics Corp.	287,352
15,000	Paychex, Inc.	793,350
		15,376,890
Materials - 0.8%
9,200	Caesarstone Sdot-Yam, Ltd. (a)	398,728
7,800	Eastman Chemical Co.	526,578
		925,306
Telecommunication Services - 0.5%
11,000	Verizon Communications, Inc.	508,420

Utilities - 0.8%
8,400	NextEra Energy, Inc.	872,676

Total Common Stocks (Cost $51,618,453)	64,626,880

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2015 (Unaudited)

BALANCED FUND

Principal Amount	Security Description	Value

Non-U.S. Government Agency Asset-Backed Securities - 5.5%
Asset Backed Securities - 2.0%
$365,000	BA Credit Card Trust, 1.36%, 09/15/20	$362,570
330,000	Cabela's Credit Card Master Note Trust, 2.71%, 02/17/26 (b)	325,242
300,000	Capital One Multi-Asset Execution Trust, 1.48%, 07/15/20	300,037
241,000	Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	257,434
145,000	Eaton Vance CLO, Ltd., 1.77%, 07/15/26 (b)(c)	143,737
355,000	Ford Credit Auto Owner Trust, 1.27%, 12/15/17	355,373
220,000	Ford Credit Floorplan Master Owner Trust, 1.37%, 01/15/18	219,990
299,080	Preferred Term Securities XII, Ltd./Preferred Term Securities XII, Inc., 1.23%, 12/24/33 (b)(c)	239,264
		2,203,647
Non-Agency Commercial Mortgage Backed Securities - 2.1%
375,000	American Tower Trust I, 3.07%, 03/15/23 (b)	367,197
238,570	Bayview Commercial Asset Trust REMIC, 1.29%, 12/25/33 (b)(c)	230,032
388,082	Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.69%, 06/11/50 (c)	404,741
85,343	Federal National Mortgage Association, 2.59%, 02/25/22	86,307
265,000	FREMF Mortgage Trust REMIC, 4.16%, 09/25/44 (b)(c)	271,822
310,000	FREMF Mortgage Trust REMIC, 2.71%, 03/25/45 (b)(c)	309,255
500,000	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 07/15/46 (b)	518,738
166,359	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 1.19%, 03/15/47	165,034
		2,353,126
Non-Agency Residential Mortgage Backed Securities - 1.4%
202,474	Citicorp Residential Mortgage Trust REMIC, 5.67%, 07/25/36 (d)	208,291
271,992	Citicorp Residential Mortgage Trust REMIC, 5.78%, 09/25/36 (d)	281,961
129,222	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (b)(c)	133,549
375,000	GSAMP Trust REMIC, 0.92%, 05/25/36 (b)(c)	349,059
152,509	HSBC Home Equity Loan Trust USA, 1.90%, 11/20/36 (c)	152,641

Principal Amount	Security Description	Value
$193,130	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	$198,067
165,000	New Residential Mortgage Loan Trust, 3.75%, 08/25/55 (c)	167,427
		1,490,995
Total Non-U.S. Government Agency Asset-Backed Securities (Cost $6,114,034)		6,047,768

Corporate Bonds - 12.0%
Consumer Discretionary - 1.4%
330,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc., 3.80%, 03/15/22	332,287
210,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc., 3.95%, 01/15/25	207,184
300,000	McGraw Hill Financial, Inc., 5.90%, 11/15/17	318,073
275,000	Newell Rubbermaid, Inc., 4.00%, 06/15/22	264,026
119,000	Viacom, Inc., 6.25%, 04/30/16	120,834
315,000	Whirlpool Corp., 4.70%, 06/01/22	335,284
		1,577,688
Consumer Staples - 1.1%
450,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	436,522
300,000	ConAgra Foods, Inc., 7.00%, 04/15/19	337,285
450,000	Wal-Mart Stores, Inc., 3.30%, 04/22/24	464,712
		1,238,519
Energy - 0.3%
210,000	Anadarko Petroleum Corp., 3.45%, 07/15/24	186,652
155,000	ConocoPhillips Co., 2.88%, 11/15/21	150,590
		337,242
Financials - 4.7%
450,000	American Honda Finance Corp., 1.60%, 02/16/18 (b)	446,627
350,000	Bank of America Corp., MTN, 4.13%, 01/22/24	361,681
360,000	Citigroup, Inc., 2.55%, 04/08/19	362,349
350,000	CME Group, Inc./IL, 3.00%, 09/15/22	352,315
140,000	CME Group, Inc./IL, 3.00%, 03/15/25	137,439
365,000	General Electric Capital Corp., GMTN, 6.38%, 11/15/67 (c)	381,169
400,000	JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (c)(e)	407,200
325,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19 (b)	325,083

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2015 (Unaudited)

BALANCED FUND

Principal Amount	Security Description	Value
$360,000	Morgan Stanley, 3.75%, 02/25/23	$368,968
290,000	Prudential Financial, Inc., MTN, 7.38%, 06/15/19	336,558
250,000	Regions Bank/Birmingham AL, 7.50%, 05/15/18	277,789
370,000	The Hartford Financial Services Group, Inc., 5.50%, 03/30/20	409,678
410,000	Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (c)(e)	425,887
500,000	Welltower, Inc. REIT, 6.20%, 06/01/16	509,714
		5,102,457
Health Care - 0.2%
195,000	Becton Dickinson and Co., 3.73%, 12/15/24	196,790

Industrials - 1.9%
450,000	Burlington Northern Santa Fe, LLC, 3.75%, 04/01/24	461,121
250,000	Caterpillar, Inc., 7.90%, 12/15/18	292,565
500,000	Harley-Davidson Funding Corp., 6.80%, 06/15/18 (b)	554,823
380,000	Textron, Inc., 3.65%, 03/01/21	382,548
390,000	United Technologies Corp., 3.10%, 06/01/22	397,105
		2,088,162
Information Technology - 0.9%
425,000	Oracle Corp., 3.40%, 07/08/24	431,797
555,000	QUALCOMM, Inc., 3.45%, 05/20/25	532,421
		964,218
Materials - 0.7%
340,000	The Dow Chemical Co., 3.00%, 11/15/22	325,716
401,000	The Mosaic Co., 4.25%, 11/15/23	397,192
		722,908
Telecommunication Services - 0.4%
425,000	Verizon Communications, Inc., 5.15%, 09/15/23	467,263

Utilities - 0.4%
400,000	Commonwealth Edison Co., 4.00%, 08/01/20	422,956

Total Corporate Bonds (Cost $13,234,143)	13,118,203

Government & Agency Obligations - 18.7%
GOVERNMENT SECURITIES - 18.0%
Municipals - 2.6%
350,000	California State University, California RB, 5.45%, 11/01/22	404,687
250,000	City of Aurora IL, Illinois GO, Series A, 4.25%, 12/30/17	261,273
Principal Amount	Security Description	Value
$250,000	City of Industry CA, California RB, 7.00%, 01/01/21	$286,297
150,000	County of St. Charles MO, Missouri RB, Series C, 5.16%, 10/01/20	165,470
195,000	Kansas Development Finance Authority, Kansas RB, 5.20%, 11/01/19	213,685
300,000	Metro Wastewater Reclamation District, Colorado RB, Series B, 5.02%, 04/01/20	327,348
205,000	Northern Illinois Municipal Power Agency, Illinois RB, Series C, 5.69%, 01/01/17	212,284
100,000	Regional Transportation District, Colorado RB, Series A, 2.21%, 11/01/21	99,557
200,000	Santa Monica Community College District, California GO, Series A1-B, 5.73%, 08/01/24	227,168
100,000	State of Florida Lottery Revenue, Florida RB, 5.19%, 07/01/19	111,336
190,000	The Board of Water Commissioners City & County of Denver CO, Colorado RB, Series A, 5.00%, 12/15/19	211,886
200,000	Town of Parker CO, Colorado Certificate of Participation, Series A, 5.30%, 11/01/18	218,594
100,000	Vista Community Development Commission, California Tax Allocation Bond, 7.61%, 09/01/21	118,304
		2,857,889

Treasury Inflation Index Securities - 0.4%
409,828	U.S. Treasury Inflation Indexed Bond, 0.13%, 01/15/22 (f)	396,665

U.S. Treasury Securities - 15.0%
1,560,000	U.S. Treasury Note, 0.63%, 09/30/17	1,549,284
6,000,000	U.S. Treasury Note, 1.25%, 01/31/19	5,980,662
5,150,000	U.S. Treasury Note, 2.00%, 02/28/21	5,194,373
3,775,000	U.S. Treasury Note, 1.63%, 11/15/22	3,667,148
		16,391,467
Total Government Securities (Cost $19,374,060)		19,646,021

U.S. GOVERNMENT MORTAGE BACKED-SECURITIES - 0.7%
Federal Home Loan Mortgage Corp. - 0.4%
339,486	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/40	357,886

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2015 (Unaudited)

BALANCED FUND

Shares or Principal Amount	Security Description	Value

Federal National Mortgage Association - 0.3%
$159,043	Federal National Mortgage Association, 3.50%, 12/01/26	$166,836
169,329	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	169,229
		336,065
Total U.S. Government Mortage Backed-Securities (Cost $699,797)		693,951
Total Government & Agency Obligations (Cost $20,073,857)		20,339,972

Short-Term Investments - 4.3%
Money Market Fund - 4.3%
4,633,863	BlackRock Liquidity Funds T-Fund Portfolio, 0.10% (g)	4,633,863
Total Short-Term Investments (Cost $4,633,863)		4,633,863
Total Investments - 99.7% (Cost $95,674,350)		108,766,686
Other assets in excess of liabilities – 0.3%		332,397
NET ASSETS – 100.0%		$109,099,083

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $4,214,428 or 3.9% of net assets.
(c)	Variable rate security. Rate presented is as of December 31, 2015.
(d)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2015.
(e)	Perpetual maturity security.
(f)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2015.

ABS	Asset Backed Security
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
GO	General Obligation
LLC	Limited Liability Company
MTN	Medium Term Note
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2015 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value

Common Stock - 97.4%
Consumer Discretionary – 23.1%
4,000	AutoZone, Inc. (a)	$2,967,640
44,000	Big Lots, Inc.	1,695,760
11,084	BorgWarner, Inc.	479,161
39,200	Brinker International, Inc.	1,879,640
25,600	Carter's, Inc.	2,279,168
38,040	Dick's Sporting Goods, Inc.	1,344,714
69,300	Discovery Communications, Inc. - Class C (a)	1,747,746
20,900	DR Horton, Inc.	669,427
70,500	Five Below, Inc. (a)	2,263,050
23,200	Foot Locker, Inc.	1,510,088
52,200	Grand Canyon Education, Inc. (a)	2,094,264
27,500	Hanesbrands, Inc.	809,325
39,600	Michael Kors Holdings, Ltd. (a)	1,586,376
41,000	MSG Networks, Inc. - Class A (a)	852,800
100	Nordstrom, Inc.	4,981
12,800	O'Reilly Automotive, Inc. (a)	3,243,776
5,514	Polaris Industries, Inc.	473,928
79,420	Restaurant Brands International, Inc.	2,967,131
21,000	Restoration Hardware Holdings, Inc. (a)	1,668,450
12,236	The Madison Square Garden Co. - Class A (a)	1,979,785
11,800	Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,183,000
		34,700,210
Consumer Staples - 9.1%
17,400	Constellation Brands, Inc. - Class A	2,478,456
26,000	Herbalife, Ltd. (a)	1,394,120
34,000	Post Holdings, Inc. (a)	2,097,800
221,000	Rite Aid Corp. (a)	1,732,640
21,900	Spectrum Brands Holdings, Inc.	2,229,420
95,600	Sprouts Farmers Market, Inc. (a)	2,542,004
12,110	The Hain Celestial Group, Inc. (a)	489,123
18,600	The WhiteWave Foods Co. (a)	723,726
		13,687,289
Energy - 0.5%
6,200	Concho Resources, Inc. (a)	575,732
6,900	Oceaneering International, Inc.	258,888
		834,620
Financials – 11.3%
4,600	Affiliated Managers Group, Inc. (a)	734,896
157,600	American Homes 4 Rent - Class A	2,625,616
7,100	Credit Acceptance Corp. (a)	1,519,542
5,300	FactSet Research Systems, Inc.	861,621
63,400	Home BancShares, Inc.	2,568,968
34,420	Northern Trust Corp.	2,481,338
35,362	PRA Group, Inc. (a)	1,226,707
17,900	Signature Bank (a)	2,745,323
14,900	Stifel Financial Corp. (a)	631,164
21,500	T. Rowe Price Group, Inc.	1,537,035
		16,932,210

Shares	Security Description	Value
Health Care - 17.9%
215,680	Allscripts Healthcare Solutions, Inc. (a)	$3,317,159
27,400	Bio-Techne Corp.	2,466,000
134,730	Boston Scientific Corp. (a)	2,484,421
19,600	Centene Corp. (a)	1,289,876
6,200	Cerner Corp. (a)	373,054
19,800	Edwards Lifesciences Corp. (a)	1,563,804
55,740	Insulet Corp. (a)	2,107,529
18,900	Mallinckrodt Plc (a)	1,410,507
26,000	PerkinElmer, Inc.	1,392,820
50,300	Seattle Genetics, Inc. (a)	2,257,464
25,300	Teleflex, Inc.	3,325,685
6,700	The Cooper Cos., Inc.	899,140
6,800	United Therapeutics Corp. (a)	1,064,948
62,500	Zoetis, Inc.	2,995,000
		26,947,407
Industrials - 12.8%
14,594	Dover Corp.	894,758
37,490	Fortune Brands Home & Security, Inc.	2,080,695
23,400	Genesee & Wyoming, Inc. - Class A (a)	1,256,346
51,830	HD Supply Holdings, Inc. (a)	1,556,455
51,800	KAR Auction Services, Inc.	1,918,154
89,960	MasTec, Inc. (a)	1,563,505
26,500	Old Dominion Freight Line, Inc. (a)	1,565,355
12,800	Roper Industries, Inc.	2,429,312
46,000	Southwest Airlines Co.	1,980,760
16,000	The Middleby Corp. (a)	1,725,920
66,640	Trinity Industries, Inc.	1,600,693
4,700	United Rentals, Inc. (a)	340,938
11,600	XPO Logistics, Inc. (a)	316,100
		19,228,991
Information Technology – 19.2%
7,100	Akamai Technologies, Inc. (a)	373,673
61,200	ARRIS Group, Inc. (a)	1,870,884
37,600	Broadridge Financial Solutions, Inc.	2,020,248
32,980	Cadence Design Systems, Inc. (a)	686,314
72,300	CDW Corp.	3,039,492
42,250	Citrix Systems, Inc. (a)	3,196,212
26,800	Fiserv, Inc. (a)	2,451,128
20,400	FleetCor Technologies, Inc. (a)	2,915,772
47,520	IAC/InterActiveCorp.	2,853,576
17,700	Jack Henry & Associates, Inc.	1,381,662
120,900	Knowles Corp. (a)	1,611,597
38,930	Mentor Graphics Corp.	717,091
43,200	Microchip Technology, Inc.	2,010,528
49,500	Paychex, Inc.	2,618,055
37,000	Qlik Technologies, Inc. (a)	1,171,420
		28,917,652
Materials - 2.5%
10,000	Caesarstone Sdot-Yam, Ltd. (a)	433,400
25,600	Eastman Chemical Co.	1,728,256
41,052	FMC Corp.	1,606,365
		3,768,021

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2015 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value

Utilities - 1.0%
26,300	Southwest Gas Corp.	$1,450,708
Total Common Stocks (Cost $119,810,964)		146,467,108

Short Term Investments - 2.6%
Money Market Fund - 2.6%
3,850,449	BlackRock Liquidity Funds T-Fund Portfolio, 0.10% (b)	$3,850,449
Total Short Term Investments (Cost $3,850,449)		3,850,449
Total Investments – 100.0% (Cost $123,661,413)		150,317,557
Other assets in excess of liabilities – 0.0%		10,055
NET ASSETS – 100.0%		$150,327,612

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2015.

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2015 (Unaudited)

SMALL COMPANY FUND

Shares	Security Description	Value

Common Stocks - 96.8%
Consumer Discretionary - 11.7%
353,300	Callaway Golf Co.	$3,328,086
172,600	Del Frisco's Restaurant Group, Inc. (a)	2,765,052
333,400	Francesca's Holdings Corp. (a)	5,804,494
202,400	Interval Leisure Group, Inc.	3,159,464
35,300	Jack in the Box, Inc.	2,707,863
181,200	La Quinta Holdings, Inc. (a)	2,466,132
49,900	Nexstar Broadcasting Group, Inc. - Class A	2,929,130
105,100	The Buckle, Inc.	3,234,978
220,700	Tumi Holdings, Inc. (a)	3,670,241
		30,065,440
Consumer Staples - 3.9%
66,700	Calavo Growers, Inc.	3,268,300
105,900	Inter Parfums, Inc.	2,522,538
35,800	Lancaster Colony Corp.	4,133,468
		9,924,306
Energy - 3.3%
121,900	Matador Resources Co. (a)	2,409,963
133,900	Matrix Service Co. (a)	2,750,306
60,900	PDC Energy, Inc. (a)	3,250,842
		8,411,111
Financials - 21.3%
280,900	Cardinal Financial Corp.	6,390,475
34,500	Cullen/Frost Bankers, Inc.	2,070,000
98,800	Education Realty Trust, Inc. REIT	3,742,544
139,900	LTC Properties, Inc. REIT	6,035,286
159,000	MB Financial, Inc.	5,146,830
383,400	Old National Bancorp	5,198,904
94,700	Opus Bank	3,501,059
179,900	Selective Insurance Group, Inc.	6,041,042
165,500	Southside Bancshares, Inc.	3,975,310
116,100	Stifel Financial Corp. (a)	4,917,996
74,000	UMB Financial Corp.	3,444,700
109,600	United Bankshares, Inc.	4,054,104
		54,518,250
Health Care - 14.8%
135,200	AMN Healthcare Services, Inc. (a)	4,197,960
60,100	Analogic Corp.	4,964,260
112,300	Genomic Health, Inc. (a)	3,952,960
78,500	Greatbatch, Inc. (a)	4,121,250
77,400	Integra LifeSciences Holdings Corp. (a)	5,246,172
80,500	Masimo Corp. (a)	3,341,555
62,500	Team Health Holdings, Inc. (a)	2,743,125
69,000	VCA, Inc. (a)	3,795,000
89,400	West Pharmaceutical Services, Inc.	5,383,668
		37,745,950
Industrials - 13.2%
100,700	Barnes Group, Inc.	3,563,773
99,100	CLARCOR, Inc.	4,923,288
92,800	Forward Air Corp.	3,991,328
124,200	Franklin Electric Co., Inc.	3,357,126

Shares	Security Description	Value
120,800	Granite Construction, Inc.	$5,183,528
72,400	Multi-Color Corp.	4,330,244
297,100	Navigant Consulting, Inc. (a)	4,771,426
144,600	Tetra Tech, Inc.	3,762,492
		33,883,205
Information Technology - 18.9%
61,500	Anixter International, Inc. (a)	3,713,985
48,100	CACI International, Inc. - Class A (a)	4,462,718
148,300	CalAmp Corp. (a)	2,955,619
65,900	Coherent, Inc. (a)	4,290,749
70,300	ExlService Holdings, Inc. (a)	3,158,579
47,100	Littelfuse, Inc.	5,040,171
98,300	Methode Electronics, Inc.	3,128,889
130,200	Microsemi Corp. (a)	4,243,218
69,000	MTS Systems Corp.	4,375,290
87,300	National Instruments Corp.	2,504,637
118,200	PTC, Inc. (a)	4,093,266
107,200	Silicon Motion Technology Corp., ADR	3,361,792
66,400	Syntel, Inc. (a)	3,004,600
		48,333,513
Materials - 5.9%
132,100	A Schulman, Inc.	4,047,544
63,500	Balchem Corp.	3,860,800
96,800	Carpenter Technology Corp.	2,930,136
66,700	Sensient Technologies Corp.	4,190,094
		15,028,574
Utilities - 3.8%
72,200	IDACORP, Inc.	4,909,600
115,100	Westar Energy, Inc.	4,881,391
		9,790,991
Total Common Stocks (Cost $203,365,392)		247,701,340

Short-Term Investments - 1.4%
Money Market Fund - 1.4%
3,491,388	BlackRock Liquidity Funds T-Fund Portfolio, 0.10% (b)	3,491,388
Total Short-Term Investments (Cost $3,491,388)		3,491,388
Total Investments - 98.2% (Cost $206,856,780)*		251,192,728
Other assets in excess of liabilities – 1.8%		4,669,814
NET ASSETS – 100.0%		$255,862,542

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2015.

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2015

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2015 (Unaudited)

1. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Tributary Funds, Inc. (the “Company”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. As of December 31, 2015, the Company offered shares of five distinct portfolios (collectively, the “Funds” and individually, a “Fund”).

Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate market value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.

Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value Committee (“Fair Value Committee”) pursuant to procedures established by the Company’s Board of Directors (“Board”). Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee's own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to: type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Under the Company’s pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds’ Adviser, Sub-Adviser and Treasurer, who serves on the committee as a non-voting member. The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures considering all relevant information that is reasonably available. The Fair Valuation Committee’s determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy. The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.

Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs

QUARTERLY REPORT 2015

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2015 (Unaudited)

include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.

To assess the continuing appropriateness of security valuations, the Co-Administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Co-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the Adviser and Co-Administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2015, by category:

	LEVEL 1 – Quoted Prices	LEVEL 2 – Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Short-Intermediate Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$-	$47,860,823	$-	$47,860,823
Corporate Bonds	-	31,869,428	-	31,869,428
Government and Agency Obligations	-	34,066,724	-	34,066,724
Preferred Stocks	429,000	-	-	429,000
Short-Term Investments	2,994,305	-	-	2,994,305
Total	$3,423,305	$113,796,975	$-	$117,220,280

Income Fund
Non-U.S. Government Agency Asset-Backed Securities	$-	$57,818,135	$-	$57,818,135
Corporate Bonds	-	42,036,163	-	42,036,163
Government and Agency Obligations	-	64,860,325	-	64,860,325
Preferred Stocks	452,400	-	-	452,400
Exchange Traded Funds	511,441	-	-	511,441
Investment Company	1,209,234	-	-	1,209,234
Short-Term Investments	2,571,800	-	-	2,571,800
Total	$4,744,875	$164,714,623	$-	$169,459,498

Balanced Fund
Common Stocks	$64,626,880	$-	$-	$64,626,880
Non-U.S. Government Agency Asset-Backed Securities	-	6,047,768	-	6,047,768
Corporate Bonds	-	13,118,203	-	13,118,203
Government and Agency Obligations	-	20,339,972	-	20,339,972
Short-Term Investments	4,633,863	-	-	4,633,863
Total	$69,260,743	$39,505,943	$-	$108,766,686

QUARTERLY REPORT 2015

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2015 (Unaudited)

	LEVEL 1 – Quoted Prices	LEVEL 2 – Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Growth Opportunities Fund
Common Stocks	$146,467,108	$-	$-	$146,467,108
Short-Term Investments	3,850,449	-	-	3,850,449
Total	$150,317,557	$-	$-	$150,317,557

Small Company Fund
Common Stocks	$247,701,340	$-	$-	$247,701,340
Short-Term Investments	3,491,388	-	-	3,491,388
Total	$251,192,728	$-	$-	$251,192,728

The Funds recognize transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2 or 3 during the period ended December 31, 2015.  There were no significant Level 3 valuations for which unobservable valuation inputs were developed at December 31, 2015.

Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

2. Federal Income Taxes

As of December 31, 2015, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short-Intermediate Bond Fund	$117,888,061	$557,396	$(1,225,177)	$(667,781)
Income Fund	170,060,721	2,159,592	(2,760,815)	(601,223)
Balanced Fund	95,674,350	14,587,139	(1,494,803)	13,092,336
Growth Opportunities Fund	123,661,413	31,281,935	(4,625,791)	26,656,144
Small Company Fund	206,856,780	51,579,979	(7,244,031)	44,335,948

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tributary Funds, Inc.

By	/s/ Karen Shaw
Karen Shaw
Treasurer

Date	2/23/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen R. Frantz
Stephen R. Frantz
President

Date	2/23/15

By	/s/ Karen Shaw
Karen Shaw
Treasurer

Date	2/23/15